Income and Social Contribution Taxes - Summary of Changes in Deferred Income and Social Contribution Taxes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income and social contribution taxes [abstract]
Beginning balance	R$ 1,136	R$ 1,215	R$ 809
Effects allocated to Statement of income	(16)	(198)	141
Effect allocated to Statement of comprehensive income			265
Re-measurement of defined-benefit plan obligations	239
Net loss (gain) on actuarial restatement		133
Effects allocated to Equity	0
First-time adoption of IFRS 9 - effects allocated to equity (Note 2.5)	51
Reversal of deemed cost	18
Transfer to assets held for sale	(3)
Variations in deferred tax assets and liabilities	(3)	(14)
Deferred taxes arising from business combination	(3)
Ending balance	R$ 1,419	R$ 1,136	R$ 1,215